Other (Income) Expense, Net - Other Expense (Income), Net (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Component of Operating Other Cost and Expense [Abstract]
Other expense (income), net	$ (166)	$ 46
North America [Member]
Component of Operating Other Cost and Expense [Abstract]
Gain on disposal	(136)
Europe [Member]
Component of Operating Other Cost and Expense [Abstract]
Gain on disposal	(57)
Restructuring charges	27	46
Other expense (income), gross	$ (30)	$ 46